SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash	$ 143,714,000	$ 113,856,000	$ 169,893,000	$ 54,842,000
Other current assets	1,664,000	1,061,000
Total current assets	478,204,000	205,307,000
Investment in subsidiaries and VIE	250,000
TOTAL ASSETS	737,606,000	273,179,000
Current Liabilities:
Accrued expenses and other payables	134,563,000	40,435,000
Total current liabilities	163,152,000	51,029,000
Total liabilities	195,282,000	63,289,000
Shareholders' Equity:
Common shares ($0.00139482 par value; 120,000,000 shares authorized; 42,720,067 and 88,312,068 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	123,000	60,000
Additional paid-in capital	502,748,000	186,408,000
Share issuable in connection with business acquisition	1,537,000
Accumulated other comprehensive income	18,780,000	16,327,000
Total Pactera Technology International Ltd. shareholders' equity	540,985,000	208,484,000	174,952,000	(10,940,000)
TOTAL LIABILITIES AND EQUITY	737,606,000	273,179,000
Parent Company
Current Assets:
Cash	28,972,000	27,062,000	75,921,000	11,605,000
Other current assets	302,000	412,000
Total current assets	29,274,000	27,474,000
Amount due from intercompany	6,932,000	11,104,000
Investment in subsidiaries and VIE	514,723,000	172,498,000
TOTAL ASSETS	550,929,000	211,076,000
Current Liabilities:
Accrued expenses and other payables	9,944,000	2,592,000
Total current liabilities	9,944,000	2,592,000
Total liabilities	9,944,000	2,592,000
Shareholders' Equity:
Common shares ($0.00139482 par value; 120,000,000 shares authorized; 42,720,067 and 88,312,068 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	123,000	60,000
Additional paid-in capital	502,748,000	186,408,000
Retained earnings	17,797,000	5,689,000
Share issuable in connection with business acquisition	1,537,000
Accumulated other comprehensive income	18,780,000	16,327,000
Total Pactera Technology International Ltd. shareholders' equity	540,985,000	208,484,000	174,952,000	(10,940,000)
TOTAL LIABILITIES AND EQUITY	$ 550,929,000	$ 211,076,000